Accrued expense and contract liabilities - Summary Of Contract Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Contract liabilities [abstract]
Total contract liabilities	€ 217,171	€ 199,166
Current	199,900	185,681
Non-current	€ 17,271	€ 13,485